Loans and financing (Details) - BRL (R$) R$ in Millions	Mar. 31, 2018	Dec. 31, 2017
Loans and financing
Loans	R$ 3,225.9	R$ 3,287.4
Debentures	161.7	202.5
Total loans and financing	3,387.6	3,489.9
Non-current	2,806.0	2,921.7
Current	R$ 581.6	R$ 568.2